        Supplement dated January 1, 2002 to Prospectus dated May 1, 2001 for the Pacific Select Variable Annuity, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option is changed to the
option has changed     Large-Cap Core Variable Investment Option.
its name.
                       This reflects a change in name of the underlying Equity
                       Income Portfolio managed by J.P. Morgan Investment
                       Management, Inc. Any reference to the Equity Income
                       Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Supplement is revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options are available and are added to the list on page
are available.         1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus are revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to The Death Benefit section of
PACIFIC SELECT         the Prospectus:
VARIABLE ANNUITY is
amended.               Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. Subject to certain limitations, you can buy the Guaranteed Protection Advantage Rider at any time during the Contract Year. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The following side note is added to The Death Benefit section of the Prospectus:

                       The optional Guaranteed Protection Advantage Rider is subject to availability. Ask your registered representative about its current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value         0.10%/5/

                       /5/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses is replaced:
PACIFIC SELECT
VARIABLE ANNUITY--     The table below shows the advisory fee and Fund
Pacific Select Fund    expenses as an annual percentage of each Portfolio's
Annual Expenses is     average daily net assets, based on the year 2000 unless
amended.               otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. For each Portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2002. In 2000, we reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced from the annual rate of 1.50% of average daily net assets to 1.40%.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC SELECT         the following:
VARIABLE ANNUITY--
Examples is            The following table shows the expenses you would pay on
replaced.              each $1,000 you invested if, at the end of each period,
                       you: surrendered your Contract and withdrew the Contract Value; annuitized your Contract; or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the annual Maintenance Fee is deducted on a prorata
                         basis;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without Rider reflects the expenses you would pay if you did not buy the optional Guaranteed Protection Advantage Rider. The Guaranteed Protection Advantage Rider is subject to availability. Ask your registered representative about its current status.

                       with Rider reflects the amount of expenses you would pay if you bought the optional Guaranteed Protection Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   -------------------------------------------------------------------------------------
                                                                                Contract not Surrendered
                                      Contract Surrendered Contract Annuitized  or Annuitized and
                                      at End of Time       at End of Time       Remains in Force at
                                      Period ($)           Period ($)           End of Time Period ($)
                   -------------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------
                   Blue Chip
                   without Rider      79   122  159   280  79   77   132   280  25    77    132    280
                   with Rider         80   125  164   292  80   80   137   292  26    80    137    292
                   -------------------------------------------------------------------------------------
                   Aggressive Growth
                   without Rider      80   124  161   285  80   79   134   285  26    79    134    285
                   with Rider         81   127  167   297  81   82   140   297  27    82    140    297
                   -------------------------------------------------------------------------------------
                   Emerging Markets
                   without Rider      82   130  172   307  82   85   145   307  28    85    145    307
                   with Rider         83   134  178   319  83   89   151   319  29    89    151    319
                   -------------------------------------------------------------------------------------
                   Diversified Research
                   without Rider      79   122  158   279  79   77   131   279  25    77    131    279
                   with Rider         80   125  164   291  80   80   137   291  26    80    137    291
                   -------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   International Large-Cap
                   without Rider      81   127  167   297  81   82   140   297  27    82    140    297
                   with Rider         82   130  172   309  82   85   145   309  28    85    145    309
                   -------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without Rider      83   135  180   323  83   90   153   323  29    90    153    323
                   with Rider         84   138  185   332  84   93   158   332  30    93    158    332
                   -------------------------------------------------------------------------------------
                   Financial Services
                   without Rider      81   129  170   304  81   84   143   304  27    84    143    304
                   with Rider         82   132  176   315  82   87   149   315  28    87    149    315
                   -------------------------------------------------------------------------------------
                   Health Sciences
                   without Rider      81   128  169   300  81   83   142   300  27    83    142    300
                   with Rider         82   131  174   312  82   86   147   312  28    86    147    312
                   -------------------------------------------------------------------------------------
                   Technology
                   without Rider      81   127  167   297  81   82   140   297  27    82    140    297
                   with Rider         82   130  172   309  82   85   145   309  28    85    145    309
                   -------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------
                                                                                Contract not Surrendered
                                      Contract Surrendered Contract Annuitized  or Annuitized and
                                      at End of Time       at End of Time       Remains in Force at
                                      Period ($)           Period ($)           End of Time Period ($)
                   -------------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------
                   Telecommunications
                   without Rider      81   127  167   297  81   82   140   297  27    82    140    297
                   with Rider         82   130  172   309  82   85   145   309  28    85    145    309
                   -------------------------------------------------------------------------------------
                   Multi-Strategy
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   Strategic Value
                   without Rider      80   124  162   287  80   79   135   287  26    79    135    287
                   with Rider         81   127  168   299  81   82   141   299  27    82    141    299
                   -------------------------------------------------------------------------------------
                   Growth LT
                   without Rider      77   115  148   258  77   70   121   258  23    70    121    258
                   with Rider         78   119  153   270  78   74   126   270  24    74    126    270
                   -------------------------------------------------------------------------------------
                   Focused 30
                   without Rider      80   124  161   285  80   79   134   285  26    79    134    285
                   with Rider         81   127  167   297  81   82   140   297  27    82    140    297
                   -------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without Rider      78   118  153   268  78   73   126   268  24    73    126    268
                   with Rider         79   122  158   280  79   77   131   280  25    77    131    280
                   -------------------------------------------------------------------------------------
                   International Value
                   without Rider      79   121  156   275  79   76   129   275  25    76    129    275
                   with Rider         80   124  162   287  80   79   135   287  26    79    135    287
                   -------------------------------------------------------------------------------------
                   Capital Opportunities
                   without Rider      78   118  151   265  78   73   124   265  24    73    124    265
                   with Rider         79   121  157   277  79   76   130   277  25    76    130    277
                   -------------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without Rider      79   121  156   275  79   76   129   275  25    76    129    275
                   with Rider         80   124  162   287  80   79   135   287  26    79    135    287
                   -------------------------------------------------------------------------------------
                   Global Growth
                   without Rider      82   130  172   307  82   85   145   307  28    85    145    307
                   with Rider         83   134  178   319  83   89   151   319  29    89    151    319
                   -------------------------------------------------------------------------------------
                   Equity Index
                   without Rider      72   100  122   206  72   55    95   206  18    55     95    206
                   with Rider         73   103  128   218  73   58   101   218  19    58    101    218
                   -------------------------------------------------------------------------------------
                   Small-Cap Index
                   without Rider      75   110  138   239  75   65   111   239  21    65    111    239
                   with Rider         76   113  144   252  76   68   117   252  22    68    117    252
                   -------------------------------------------------------------------------------------
                   REIT
                   without Rider      80   126  166   294  80   81   139   294  26    81    139    294
                   with Rider         81   129  171   306  81   84   144   306  27    84    144    306
                   -------------------------------------------------------------------------------------
                   Managed Bond
                   without Rider      75   111  140   243  75   66   113   243  21    66    113    243
                   with Rider         76   114  146   256  76   69   119   256  22    69    119    256
                   -------------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without Rider      75   111  140   243  75   66   113   243  21    66    113    243
                   with Rider         76   114  146   256  76   69   119   256  22    69    119    256
                   -------------------------------------------------------------------------------------
                   Money Market
                   without Rider      73   103  127   215  73   58   100   215  19    58    100    215
                   with Rider         74   106  132   228  74   61   105   228  20    61    105    228
                   -------------------------------------------------------------------------------------
                   High Yield Bond
                   without Rider      75   111  140   242  75   66   113   242  21    66    113    242
                   with Rider         76   114  145   255  76   69   118   255  22    69    118    255
                   -------------------------------------------------------------------------------------
                   Equity Income
                   without Rider      79   121  157   278  79   76   130   278  25    76    130    278
                   with Rider         82   132  175   313  82   87   148   313  28    87    148    313
                   -------------------------------------------------------------------------------------
                   Research
                   without Rider      79   123  160   283  79   78   133   283  25    78    133    283
                   with Rider         83   133  177   317  83   88   150   317  29    88    150    317
                   -------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------
                                                                                Contract not Surrendered
                                      Contract Surrendered Contract Annuitized  or Annuitized and
                                      at End of Time       at End of Time       Remains in Force at
                                      Period ($)           Period ($)           End of Time Period ($)
                   -------------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------
                   Equity
                   without Rider      76   112  142   248  76   67   115   248  22    67    115    248
                   with Rider         77   116  148   260  77   71   121   260  23    71    121    260
                   -------------------------------------------------------------------------------------
                   Aggressive Equity
                   without Rider      77   117  150   263  77   72   123   263  23    72    123    263
                   with Rider         78   120  156   275  78   75   129   275  24    75    129    275
                   -------------------------------------------------------------------------------------
                   Large-Cap Value
                   without Rider      78   119  153   269  78   74   126   269  24    74    126    269
                   with Rider         79   122  159   281  79   77   132   281  25    77    132    281
                   -------------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see THE CONTRACT, CHARGES AND DEDUCTIONS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
PACIFIC LIFE, THE      The second sentence of the section THE INVESTMENT
SEPARATE ACCOUNT       ADVISER is revised to read:
AND THE INVESTMENT
ADVISER is amended.    We and the Fund have engaged other firms to serve as
                       Portfolio Managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
THE CONTRACT is        The INVESTMENTS section is amended by adding the
amended.               following:

                       Forms of Investment

                       Your initial and additional Investments may be sent by personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds. We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Free Look" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
                       The following is added to THE CONTRACT section of the Prospectus.

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider, (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Effective Date of the Rider will be the next Contract Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                       ---------------------------------------------
                       Contract
                       Year Since Percentage of Purchase Payment Beginning of Added to Guaranteed Protection
                       Current Term   Amount
                       ---------------------------------------------
                       1 through 4                 100%
                       5                            90%
                       6                            85%
                       7                            80%
                       8 through 10                 75%
                       ---------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Effective Date of the Rider is on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The following is added to THE CONTRACT section of the Prospectus.

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit rider from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit rider are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
CHARGES AND            The CHARGES AND DEDUCTIONS section is amended by adding
DEDUCTIONS is          the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
THE FIXED ACCOUNT      The section TRANSFERS AND WITHDRAWALS is amended to
is amended.            include the following:

                       We currently waive the restrictions that limits transfers from the Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. beginning January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.